COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	62.0%
AUSTRALIA	3.6%
AIRPORTS	0.0%
Sydney Airport		6,333	$33,411

ELECTRIC—REGULATED ELECTRIC	0.2%
Spark Infrastructure Group		152,889	247,514

MATERIALS—METALS & MINING	2.0%
BHP Group PLC (GBP)		57,204	1,377,306
Fortescue Metals Group Ltd.		39,156	197,677
Rio Tinto Ltd.		15,980	1,110,945

			2,685,928

PIPELINES—C-CORP	0.2%
APA Group		27,579	195,433

REAL ESTATE—DIVERSIFIED	1.2%
Charter Hall Group		99,872	728,288
GPT Group		211,291	931,668

			1,659,956

TOTAL AUSTRALIA			4,822,242

AUSTRIA	0.1%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		5,294	191,221

BRAZIL	0.2%
MATERIALS—METALS & MINING	0.1%
Vale SA, ADR (USD)		18,212	237,849

RAILWAYS	0.1%
Rumo SA(a)		16,222	79,342

TOTAL BRAZIL			317,191

CANADA	4.9%
ELECTRIC	0.4%
INTEGRATED ELECTRIC	0.1%
Emera, Inc.		4,680	174,999

REGULATED ELECTRIC	0.3%
Fortis, Inc.		8,764	323,907

TOTAL ELECTRIC			498,906

ENERGY—OIL & GAS	1.2%
Canadian Natural Resources Ltd.		18,561	509,600
Encana Corp.		50,484	365,504

		Shares	Value
Suncor Energy, Inc.		22,682	$735,105

			1,610,209

MATERIALS	1.7%
CHEMICALS	1.0%
Nutrien Ltd.		25,282	1,333,878

METALS & MINING	0.7%
Barrick Gold Corp.		19,696	270,032
Franco-Nevada Corp.		4,382	328,531
Goldcorp, Inc.		13,798	157,849
Wheaton Precious Metals Corp.		8,071	192,252

			948,664

TOTAL MATERIALS			2,282,542

PIPELINES—C-CORP	0.9%
Enbridge, Inc.		19,458	704,731
Pembina Pipeline Corp.		15,499	569,346

			1,274,077

REAL ESTATE	0.7%
OFFICE	0.3%
Allied Properties REIT		10,658	393,190

RESIDENTIAL	0.4%
Boardwalk REIT		19,755	602,843

TOTAL REAL ESTATE			996,033

TOTAL CANADA			6,661,767

CHILE	0.4%
MATERIALS—METALS & MINING
Antofagasta PLC (GBP)		25,249	317,674
Lundin Mining Corp. (CAD)		39,454	183,047

TOTAL CHILE			500,721

CHINA	0.8%
ENERGY	0.1%
CNOOC Ltd. (HKD)		32,623	61,091

GAS DISTRIBUTION	0.2%
Enn Energy Holdings Ltd. (HKD)		16,000	154,701
Towngas China Co., Ltd. (HKD)		165,000	129,689

			284,390

		Shares	Value
PIPELINES—C-CORP	0.1%
Beijing Enterprises Holdings Ltd. (HKD)		24,000	$136,052

REAL ESTATE—DIVERSIFIED	0.2%
China Overseas Land & Investment Ltd. (HKD)		78,000	296,104

TOLL ROADS	0.1%
Jiangsu Expressway Co., Ltd., Class H (HKD)		94,000	132,918

WATER	0.1%
Guangdong Investment Ltd. (HKD)		73,339	141,634

TOTAL CHINA			1,052,189

FRANCE	2.9%
AIRPORTS	0.2%
Aeroports de Paris		1,339	258,949

CONSUMER STAPLES	0.2%
Danone SA		3,267	251,732

ENERGY—OIL & GAS	0.9%
Total SA		22,189	1,232,578

RAILWAYS	0.2%
Getlink SE		18,757	284,365

REAL ESTATE	0.8%
OFFICE	0.4%
Gecina SA		3,588	530,474

RETAIL	0.4%
Klepierre SA		14,531	508,239

TOTAL REAL ESTATE			1,038,713

TOLL ROADS	0.6%
Vinci SA		8,222	799,821

TOTAL FRANCE			3,866,158

GERMANY	1.2%
REAL ESTATE
OFFICE	0.1%
Alstria Office REIT AG		12,785	207,953

RESIDENTIAL	1.1%
ADO Properties SA, 144A(b)		3,601	204,597
Deutsche Wohnen SE		24,610	1,193,419
LEG Immobilien AG		213	26,151

TOTAL REAL ESTATE			1,424,167

		Shares	Value
TOTAL GERMANY			$1,632,120

HONG KONG	3.4%
CONSUMER STAPLES—FOOD	0.4%
WH Group Ltd., 144A(b)		535,360	572,873

REAL ESTATE	3.0%
DIVERSIFIED	2.1%
CK Asset Holdings Ltd.		147,000	1,307,091
New World Development Co., Ltd.		550,611	913,248
Swire Properties Ltd.		148,400	638,030

			2,858,369

RETAIL	0.9%
Link REIT		101,000	1,181,129

TOTAL REAL ESTATE			4,039,498

TOTAL HONG KONG			4,612,371

ITALY	0.6%
COMMUNICATIONS—TOWERS	0.2%
Infrastrutture Wireless Italiane S.p.A., 144A(b)		26,637	238,144

ELECTRIC—REGULATED ELECTRIC	0.2%
Terna Rete Elettrica Nazionale S.p.A.		37,289	236,250

ENERGY—OIL & GAS	0.2%
Eni S.p.A.		18,961	335,080

TOTAL ITALY			809,474

JAPAN	4.4%
GAS DISTRIBUTION	0.2%
Tokyo Gas Co., Ltd.		9,000	243,089

INDUSTRIAL—MACHINERY	0.3%
Kubota Corp.		33,597	484,872

MATERIALS—METALS & MINING	0.2%
JFE Holdings, Inc.		6,515	110,425
Nippon Steel & Sumitomo Metal Corp.		13,519	238,348

			348,773

RAILWAYS	0.2%
West Japan Railway Co.		3,000	225,724

REAL ESTATE	3.5%
DIVERSIFIED	2.8%
Activia Properties, Inc.		74	307,137

		Shares	Value
Invincible Investment Corp.		852	$416,660
Mitsubishi Estate Co., Ltd.		38,986	705,463
NIPPON REIT Investment Corp.		68	261,987
Nomura Real Estate Master Fund, Inc.		209	307,758
Orix JREIT, Inc.		222	380,783
Sumitomo Realty & Development Co., Ltd.		11,100	459,303
Tokyo Tatemono Co., Ltd.		31,267	382,832
Tokyu Fudosan Holdings Corp.		82,246	491,265

			3,713,188

INDUSTRIALS	0.2%
GLP J-REIT		302	323,445

OFFICE	0.5%
Nippon Building Fund, Inc.		72	487,233
Sekisui House REIT, Inc.		219	165,391

			652,624

TOTAL REAL ESTATE			4,689,257

TOTAL JAPAN			5,991,715

MEXICO	0.2%
AIRPORTS	0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		16,512	146,386

PIPELINES—C-CORP	0.1%
Infraestructura Energetica Nova SAB de CV		16,428	66,016

TOTAL MEXICO			212,402

NETHERLANDS	1.1%
ENERGY—INTEGRATED OIL & GAS
Royal Dutch Shell PLC, Class B (GBP)		45,279	1,431,879

NEW ZEALAND	0.1%
AIRPORTS
Auckland International Airport Ltd.		33,051	183,213

NORWAY	0.9%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.4%
Marine Harvest ASA		21,148	472,002

ENERGY—OIL & GAS	0.2%
Equinor ASA		14,576	319,153

REAL ESTATE—OFFICE	0.3%
Entra ASA, 144A(b)		26,430	398,980

		Shares	Value
TOTAL NORWAY			$1,190,135

RUSSIA	0.5%
ENERGY—OIL & GAS	0.2%
Gazprom PJSC OAO, ADR		25,217	113,829
Lukoil PJSC, ADR (USD)		2,863	256,525

			370,354

MATERIALS—METALS & MINING	0.3%
MMC Norilsk Nickel PJSC, ADR (USD)		17,990	379,949

TOTAL RUSSIA			750,303

SINGAPORE	0.4%
CONSUMER STAPLES—FOOD PRODUCTS	0.1%
Wilmar International Ltd.		52,930	129,274

REAL ESTATE—DIVERSIFIED	0.3%
City Developments Ltd.		69,400	463,435

TOTAL SINGAPORE			592,709

SOUTH AFRICA	0.5%
MATERIALS
Anglo American PLC (GBP)		27,513	735,857

SOUTH KOREA	0.2%
MATERIALS—METALS & MINING
POSCO		1,068	238,044

SPAIN	0.7%
ELECTRIC—INTEGRATED ELECTRIC	0.2%
Iberdrola SA		28,640	251,425

REAL ESTATE	0.5%
DIVERSIFIED	0.2%
Merlin Properties Socimi SA		20,914	273,664

OFFICE	0.3%
Inmobiliaria Colonial Socimi SA		35,436	364,312

TOTAL REAL ESTATE			637,976

TOTAL SPAIN			889,401

SWEDEN	0.4%
REAL ESTATE
DIVERSIFIED	0.2%
Castellum AB		15,072	292,368

		Shares	Value
RETAIL	0.2%
Catena AB		9,100	$252,036

TOTAL SWEDEN			544,404

SWITZERLAND	0.4%
MATERIALS—METALS & MINING
Glencore PLC (GBP)		116,016	480,438

UNITED KINGDOM	3.1%
ENERGY—OIL & GAS	1.0%
BP PLC		178,830	1,300,842

INDUSTRIAL—MACHINERY	0.1%
CNH Industrial NV (EUR)		8,487	86,292

REAL ESTATE	1.5%
DIVERSIFIED	0.5%
British Land Co., PLC		57,227	439,013
LondonMetric Property PLC		75,537	196,471

			635,484

HEALTH CARE	0.2%
Assura PLC		336,702	251,721

INDUSTRIALS	0.4%
Segro PLC		66,007	578,927

RESIDENTIAL	0.1%
UNITE Group PLC		16,410	196,099

SELF STORAGE	0.3%
Big Yellow Group PLC		15,957	206,065
Safestore Holdings PLC		25,499	198,105

			404,170

TOTAL REAL ESTATE			2,066,401

WATER—WATER UTILITIES	0.5%
United Utilities Group PLC		65,399	693,697

TOTAL UNITED KINGDOM			4,147,232

UNITED STATES	31.0%
COMMUNICATIONS—TOWERS	2.4%
American Tower Corp.		6,728	1,325,819
Crown Castle International Corp.		6,564	840,192
SBA Communications Corp.(a)		5,280	1,054,205

			3,220,216

		Shares	Value
CONSUMER—NON-CYCLICAL	2.8%
AGRICULTURE	0.6%
Archer-Daniels-Midland Co.		13,649	$588,681
Bunge Ltd.		5,470	290,293

			878,974

BEVERAGE	0.1%
PepsiCo, Inc.		759	93,016

FOOD PRODUCTS	2.1%
Hershey Co.		5,899	677,382
Ingredion, Inc.		967	91,565
Pilgrim’s Pride Corp.(a)		7,845	174,865
Tyson Foods, Inc., Class A		27,644	1,919,323

			2,863,135

TOTAL CONSUMER—NON-CYCLICAL			3,835,125

ELECTRIC	1.0%
INTEGRATED ELECTRIC	0.5%
Evergy, Inc.		5,430	315,212
FirstEnergy Corp.		9,077	377,694

			692,906

REGULATED ELECTRIC	0.5%
Alliant Energy Corp.		8,161	384,628
Edison International		4,661	288,609

			673,237

TOTAL ELECTRIC			1,366,143

ENERGY—OIL & GAS	2.0%
Anadarko Petroleum Corp.		1,454	66,128
Chevron Corp.		8,960	1,103,693
Devon Energy Corp.		6,139	193,747
Marathon Petroleum Corp.		12,437	744,354
Phillips 66		3,976	378,396
Pioneer Natural Resources Co.		919	139,945

			2,626,263

GAS DISTRIBUTION	0.2%
Atmos Energy Corp.		2,642	271,941

GOLD	3.3%
iShares Gold Trust ETF(a)		259,980	3,218,552

		Shares	Value
SPDR Gold MiniShares Trust(a)		100,000	$1,291,000

			4,509,552

INDUSTRIAL—MACHINERY	0.4%
Deere & Co.		3,243	518,361

MATERIALS	1.5%
CHEMICALS	0.7%
CF Industries Holdings, Inc.		8,651	353,653
FMC Corp.		4,789	367,891
Mosaic Co.		8,063	220,201

			941,745

METALS & MINING	0.8%
Newmont Mining Corp.		22,188	793,665
Steel Dynamics, Inc.		8,850	312,139

			1,105,804

TOTAL MATERIALS			2,047,549

PIPELINES	2.3%
PIPELINES—C-CORP	1.9%
Antero Midstream Corp.		10,248	141,217
Cheniere Energy, Inc.(a)		9,246	632,057
Kinder Morgan, Inc.		37,936	759,099
Plains GP Holdings LP, Class A		14,978	373,252
Targa Resources Corp.		10,102	419,738
Williams Cos., Inc.		9,856	283,064

			2,608,427

PIPELINES—MLP	0.4%
Buckeye Partners LP		5,600	190,512
Enterprise Products Partners LP		12,519	364,303

			554,815

TOTAL PIPELINES			3,163,242

REAL ESTATE	14.7%
DATA CENTERS	1.1%
CyrusOne, Inc.		9,377	491,730
Digital Realty Trust, Inc.		8,324	990,556

			1,482,286

HEALTH CARE	1.8%
Sabra Health Care REIT, Inc.		23,138	450,497

		Shares	Value
Welltower, Inc.		25,437	$1,973,911

			2,424,408

HOTEL	0.8%
Park Hotels & Resorts, Inc.		13,714	426,231
Pebblebrook Hotel Trust		17,195	534,077
Sunstone Hotel Investors, Inc.		12,675	182,520

			1,142,828

INDUSTRIALS	1.5%
Prologis, Inc.		28,683	2,063,742

NET LEASE	1.2%
VEREIT, Inc.		115,438	966,216
VICI Properties, Inc.		27,901	610,474

			1,576,690

OFFICE	0.9%
Kilroy Realty Corp.		15,540	1,180,418

RESIDENTIAL	4.0%
APARTMENT	2.3%
Apartment Investment & Management Co., Class A		196	9,857
Essex Property Trust, Inc.		4,539	1,312,860
UDR, Inc.		38,093	1,731,708

			3,054,425

MANUFACTURED HOME	1.0%
Equity LifeStyle Properties, Inc.		6,555	749,237
Sun Communities, Inc.		5,016	594,496

			1,343,733

SINGLE FAMILY	0.7%
Invitation Homes, Inc.		41,495	1,009,573

TOTAL RESIDENTIAL			5,407,731

SELF STORAGE	1.6%
Extra Space Storage, Inc.		9,740	992,603
Life Storage, Inc.		2,948	286,752
Public Storage		4,006	872,427

			2,151,782

		Shares		Value
SHOPPING CENTERS	1.8%
COMMUNITY CENTER	1.0%
Regency Centers Corp.		5,971		$402,983
SITE Centers Corp.		17,224		234,591
Weingarten Realty Investors		22,858		671,339

				1,308,913

FREE STANDING	0.7%
Realty Income Corp.		12,329		906,922

REGIONAL MALL	0.1%
Taubman Centers, Inc.		3,273		173,076

TOTAL SHOPPING CENTERS				2,388,911

TOTAL REAL ESTATE				19,818,796

WATER	0.4%
American Water Works Co., Inc.		5,029		524,324

TOTAL UNITED STATES				41,901,512

TOTAL COMMON STOCK (Identified cost—$70,970,244)				83,754,698

PREFERRED SECURITIES—$25 PAR VALUE	0.3%
UNITED STATES	0.3%
BANKS
GMAC Capital Trust I, 8.469% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		15,457		402,500

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$392,434)				402,500

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	6.1%
CAYMAN ISLANDS	0.5%
INTEGRATED TELECOMMUNICATIONS SERVICES
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (USD)(b)		593	†	625,340

FRANCE	0.3%
BANKS—FOREIGN
Credit Agricole SA, 8.375% to 10/13/19, 144A (USD)(b),(d),(e)		$400,000		412,000

		Principal Amount	Value
IRELAND	0.1%
FINANCIAL
GE Capital International Funding Co., 2.373%, due 11/15/20 (USD)		$200,000	$197,575

JAPAN	1.2%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN	0.7%
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (USD)(b),(d),(e)		850,000	911,956

PROPERTY CASUALTY—FOREIGN	0.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (USD)(b),(e)		600,000	651,885

TOTAL JAPAN			1,563,841

SWITZERLAND	0.3%
INSURANCE—REINSURANCE—FOREIGN
Aquarius & Investments PLC for Reinsurance Co. Ltd., 6.375% to 9/1/19, due 9/1/24 (USD)(e),(f),(g)		400,000	404,541

UNITED STATES	3.7%
BANKS	1.0%
Citigroup, Inc., 6.125% to 11/15/20, Series R(d),(e)		340,000	346,933
Goldman Sachs Group, Inc./The, 4.515% (3 Month US LIBOR + 1.75%), due 10/28/27, Series GMTN (FRN)(c)		100,000	101,062
JPMorgan Chase & Co., 2.877% (3 Month US LIBOR + 0.55%), due 3/9/21 (FRN)(c)		100,000	100,129
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(d),(e)		275,000	292,295
Wells Fargo & Co., 6.381% (3 Month US LIBOR + 3.77%), Series K (FRN)(c),(d)		465,000	468,487

			1,308,906

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.2%
Caterpillar Financial Services Corp., 3.15%, due 9/7/21, Series MTN		175,000	177,107
State Street Corp., 5.25% to 9/15/20, Series F(d),(e)		128,000	130,770

			307,877

		Principal Amount	Value
INDUSTRIAL	0.2%
General Electric Co, 4.375%, due 9/16/20, Series MTN		$75,000	$76,425
John Deere Capital Corp., 3.20%, due 1/10/22, Series MTN		200,000	203,426

			279,851

INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
AT&T, Inc., 3.00%, due 6/30/22		570,000	572,947

MEDIA	0.3%
Comcast Corp., 3.30%, due 10/1/20		200,000	201,982
Comcast Corp., 3.45%, due 10/1/21		200,000	204,075

			406,057

REAL ESTATE	1.5%
HEALTH CARE	0.2%
Senior Housing Properties Trust, 6.75%, due 12/15/21		130,000	137,080
Welltower, Inc., 3.95%, due 9/1/23		90,000	93,439

			230,519

NET LEASE	0.2%
Spirit Realty Capital, Inc., 3.75%, due 5/15/21		250,000	250,164

OFFICE	0.7%
Alexandria Real Estate Equities, Inc., 4.60%, due 4/1/22		250,000	261,272
Corporate Office Properties LP, 3.60%, due 5/15/23		400,000	396,112
Corporate Office Properties LP, 3.70%, due 6/15/21		250,000	249,595

			906,979

RESIDENTIAL	0.3%
Essex Portfolio LP, 3.375%, due 1/15/23		400,000	402,502

SHOPPING CENTERS	0.1%
Weingarten Realty Investors, 4.450% to 10/15/23, due 1/15/24		200,000	207,232

TOTAL REAL ESTATE			1,997,396

UTILITIES—REGULATED ELECTRIC	0.1%
WEC Energy Group, Inc., 3.100%, due 3/8/22		100,000	100,888

TOTAL UNITED STATES			4,973,922

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,181,242)			8,177,219

		Principal Amount	Value
CORPORATE BONDS	2.9%
UNITED KINGDOM	0.1%
INTEGRATED TELECOMMUNICATIONS SERVICES
Vodafone Group PLC, 3.769% (3 Month US LIBOR + 0.99%), due 1/16/24 (FRN) (USD)(c)		$75,000	$74,537

UNITED STATES	2.8%
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.3%
General Motors Financial Co., Inc., 4.347% (3 Month US LIBOR + 1.55%), due 1/14/22 (FRN)(c)		100,000	100,319
Morgan Stanley, 5.55% to 7/15/20, Series J(d),(e)		315,000	320,608

			420,927

HEALTH CARE	0.1%
CVS Health Corp., 3.321% (3 Month US LIBOR + 0.72%), due 3/9/21 (FRN)(c)		114,000	114,300

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Verizon Communications, Inc., 3.45%, due 3/15/21		650,000	660,593

PIPELINES	0.1%
Enterprise Products Operating LLC, 5.25%, due 1/31/20		130,000	132,494

REAL ESTATE	1.5%
DIVERSIFIED	0.1%
Select Income REIT, 3.60%, due 2/1/20		100,000	100,158

FINANCE	0.2%
iStar, Inc., 6.50%, due 7/1/21		225,000	230,063

HEALTH CARE	0.3%
HCP, Inc., 2.625%, due 2/1/20		460,000	458,973

RESIDENTIAL	0.2%
UDR, Inc., 3.70%, due 10/1/20		250,000	252,661

SPECIALTY	0.7%
Digital Realty Trust LP, 5.25%, due 3/15/21		500,000	518,439
Digital Realty Trust LP, 3.40%, due 10/1/20		500,000	503,779

			1,022,218

TOTAL REAL ESTATE			2,064,073

UTILITIES—REGULATED ELECTRIC	0.3%
WEC Energy Group, Inc., 3.375%, due 6/15/21		500,000	506,182

TOTAL UNITED STATES			3,898,569

TOTAL CORPORATE BONDS (Identified cost—$3,972,668)			3,973,106

		Principal Amount	Value
U.S. TREASURY INFLATION-PROTECTED SECURITIES	1.5%
U.S. Treasury Inflation Indexed Bonds, 1.375%, due 1/15/20		$785,660	$792,315
U.S. Treasury Inflation Indexed Bonds, 1.25%, due 7/15/20		1,211,826	1,230,021

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$2,028,196)			2,022,336

		Shares
SHORT-TERM INVESTMENTS	26.9%
MONEY MARKET FUNDS	4.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(h)		6,428,605	6,428,605

		Principal Amount
U.S. TREASURY BILLS	22.1%
U.S. Treasury Bills, 2.156%, due 5/23/19(i),(j)		$6,875,000	6,853,590
U.S. Treasury Bills, 2.157%, due 5/23/19(i),(j)		6,877,000	6,855,579
U.S. Treasury Bills, 2.43%, due 7/18/19(i)		3,720,000	3,693,732
U.S. Treasury Bills, 2.582%, due 10/10/19(i)		1,728,000	1,706,656
U.S. Treasury Bills, 2.65%, due 11/7/19(i)		4,454,000	4,390,734
U.S. Treasury Bills, 2.457%, due 2/27/20(i)		6,530,000	6,390,156

			29,890,447

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$36,298,731)			36,319,052

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$121,843,515)	99.7%		134,648,911
OTHER ASSETS IN EXCESS OF LIABILITIES(k)	0.3		398,035

NET ASSETS	100.0%		$135,046,946

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GMTN	Global Medium Term Note
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $4,015,775 which represents 3.0% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Variable rate. Rate shown is in effect at March 31, 2019.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $404,541 which represents 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $404,541 or 0.3% of the net assets of the Fund.

(h)	Rate quoted represents the annualized seven-day yield.
(i)	The rate shown is the effective yield on the date of purchase.
(j)	All or a portion of this security has been pledged as collateral for futures contracts. $2,958,457 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(k)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at March 31, 2019.

Country Summary	% of Assets
United States	66.3
Japan	5.6
Canada	5.1
Australia	3.6
Hong Kong	3.4
France	3.2
United Kingdom	3.1
Germany	1.2
Netherlands	1.1
Norway	0.9
China	0.8
Spain	0.7
Switzerland	0.7
Italy	0.6
Russia	0.5
South Africa	0.5
Other	2.7

100.0

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	2	April 17, 2019	$93,476	$95,012	$1,536
Aluminum HG LME	43	May 15, 2019	2,020,864	2,043,844	22,980
Brent Crude Oil(a)	53	May 31, 2019	3,515,232	3,562,130	46,898
Brent Crude Oil(a)	22	September 30, 2019	1,451,209	1,459,260	8,051
Coffee C	20	September 18, 2019	768,325	748,125	(20,200)
Copper	51	May 29, 2019	3,587,716	3,743,400	155,684
Corn	37	May 14, 2019	710,011	659,525	(50,486)
Corn	127	July 12, 2019	2,392,055	2,325,687	(66,368)
Cotton No. 2	13	July 9, 2019	488,741	509,015	20,274
Gasoline	5	April 30, 2019	366,806	395,325	28,519
Gasoline	13	August 30, 2019	966,104	987,933	21,829
Gold	3	June 26, 2019	391,452	389,550	(1,902)
Gold	31	August 28, 2019	4,061,150	4,043,950	(17,200)
KC Wheat	17	May 14, 2019	393,066	365,500	(27,566)
Lean Hogs	28	June 14, 2019	927,358	991,760	64,402
Lean Hogs	10	August 14, 2019	335,740	372,200	36,460
Light Sweet Crude Oil	49	April 22, 2019	2,694,355	2,946,860	252,505
Light Sweet Crude Oil	6	May 21, 2019	353,357	361,680	8,323
Light Sweet Crude Oil	6	June 20, 2019	346,307	362,400	16,093
Light Sweet Crude Oil	25	October 22, 2019	1,473,027	1,509,250	36,223
Live Cattle	9	June 28, 2019	442,252	428,400	(13,852)
Low Sulphur Gasoil	15	May 10, 2019	873,547	910,875	37,328
Low Sulphur Gasoil	3	December 12, 2019	169,111	185,775	16,664
Natural Gas	22	July 29, 2019	646,911	615,340	(31,571)
Natural Gas	80	April 26, 2019	2,165,452	2,129,600	(35,852)
Nickel LME	21	May 15, 2019	1,590,995	1,631,826	40,831
Nickel LME	14	July 17, 2019	1,103,744	1,092,672	(11,072)
NY Harbor ULSD	7	April 30, 2019	563,571	579,592	16,021
NY Harbor ULSD	3	November 29, 2019	222,424	254,898	32,474
Silver	18	May 29, 2019	1,420,549	1,359,900	(60,649)
Soybean	44	May 14, 2019	2,039,410	1,945,350	(94,060)
Soybean	22	July 12, 2019	1,031,748	987,525	(44,223)
Soybean Meal	33	August 14, 2019	1,021,472	1,027,950	6,478
Soybean Oil	60	May 14, 2019	1,108,653	1,020,960	(87,693)
Sugar 11	72	June 28, 2019	1,005,424	1,020,096	14,672
Wheat	40	July 12, 2019	896,516	927,000	30,484
Wheat	7	December 13, 2019	170,941	169,662	(1,279)
Zinc LME	19	May 15, 2019	1,280,967	1,403,031	122,064
Zinc LME	18	July 17, 2019	1,241,357	1,312,425	71,068
Zinc LME	13	December 18, 2019	916,631	924,625	7,994

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
SHORT FUTURES OUTSTANDING
Aluminum HG LME	2	April 17, 2019	$(93,919)	$(95,013)	$(1,094)
Aluminum HG LME	4	May 15, 2019	(188,162)	(190,125)	(1,963)
Brent Crude Oil(a)	33	October 31, 2019	(2,101,491)	(2,182,290)	(80,799)
Copper	8	December 27, 2019	(553,209)	(590,300)	(37,091)
Corn	62	December 13, 2019	(1,230,240)	(1,192,725)	37,515
Gasoline	7	November 29, 2019	(416,113)	(482,424)	(66,311)
Light Sweet Crude Oil	28	November 20, 2019	(1,624,825)	(1,686,160)	(61,335)
Light Sweet Crude Oil	6	May 19, 2020	(351,523)	(353,100)	(1,577)
Nickel LME	16	May 15, 2019	(1,260,831)	(1,243,296)	17,535
Nickel LME	2	December 18, 2019	(133,073)	(157,698)	(24,625)
Soybean	26	November 14, 2019	(1,189,616)	(1,194,700)	(5,084)
Soybean Meal	23	May 14, 2019	(696,364)	(704,950)	(8,586)
Zinc LME	19	May 15, 2019	(1,324,719)	(1,403,031)	(78,312)
Zinc LME	1	July 17, 2019	(70,103)	(72,913)	(2,810)
Zinc LME	20	December 18, 2019	(1,309,746)	(1,422,500)	(112,754)

					$124,591

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
ULSD	Ultra Low Sulfur Diesel

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter(OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$83,754,698	$83,754,698	$—	$—
Preferred Securities—$25 Par Value	402,500	402,500	—	—
Preferred Securities—Capital Securities	8,177,219	—	8,177,219	—
Corporate Bonds	3,973,106	—	3,973,106	—
U.S. Treasury Inflation-Protected Securities	2,022,336	—	2,022,336	—
Short-Term Investments	36,319,052	—	36,319,052	—

Total Investments in Securities(a)	$134,648,911	$84,157,198	$50,491,713	$—

Futures Contracts	$1,170,905	$1,170,905	$—	$—

Total Derivative Assets(a)	$1,170,905	$1,170,905	$—	$—

Futures Contracts	$(1,046,314)	$(1,046,314)	$—	$—

Total Derivative Liabilities(a)	$(1,046,314)	$(1,046,314)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Instruments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

The following summarizes the volume of the Fund’s futures contracts activity during the three months ended March 31, 2019:

Futures Contracts
Average Notional Balance—Long	$44,405,149
Average Notional Balance—Short	(10,744,890)